DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)						2 Months Ended	3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 22, 2023	May 11, 2023	Jan. 26, 2023	Nov. 08, 2022	Feb. 07, 2022	Dec. 31, 2021	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Oct. 31, 2022	Feb. 11, 2022	Nov. 16, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from isssuance
Shares issued							$ 13,558,000					$ 13,558,000
Stock issued															22,000,000.0	22,000,000.0
Murphy Canyon Acquisition Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from isssuance									$ 132,250,000		$ 132,250,000			$ 132,250,000
Offering costs										$ 4,628,750				$ 4,628,750
Business combination description		(i) removal of the provision that indicates that no tax opinion would be delivered in connection with the closing, (ii) a closing obligation that that the Company either (a) be exempt from the provisions of Rule 419 promulgated under the Securities Act other than through its net tangible assets or (b) have at least $5,000,001 of net tangible assets either immediately prior to or upon consummation of the Business Combination, and (iii) extension of the outside date for the closing of the Business Combination from May 31, 2023, to February 7, 2024.
Shares issued			$ 924,000
Share issued price per share			$ 0.035
Business combination description of transaction										The Company must complete one or more initial Business Combinations with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on the interest earned on the Trust Account). The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Upon the closing of the Initial Public Offering, management has agreed that an amount equal to at least $10.00 per Unit sold in the Initial Public Offering, including proceeds of the Private Placement Warrants, will be held in a trust account (“Trust Account”), located in the United States and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below				The Company must complete one or more initial Business Combinations with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on the interest earned on the Trust Account). The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Upon the closing of the Initial Public Offering, management has agreed that an amount equal to at least $10.00 per Unit sold in the Initial Public Offering, including proceeds of the Private Placement Warrants, will be held in a trust account (“Trust Account”), located in the United States and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.
Retained earnings restrictions										the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the prior consent of the Company				the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the prior consent of the Company.
Debt instrument redemption price percentage										100.00%				100.00%
Interest expense										$ 100,000				$ 100,000
Percentage of deposit in trust account			1.00%
Redemption price per share										$ 10.56				$ 10.34
Number of stock redeemed, value			$ 114,000,000					$ 114,068,280						$ 1,876,183
Investments held in trust account			23,300,000							$ 23,339,887				$ 136,871,183
Aggregate of deposit			$ 77,000
Payments to Acquire Investments to be Held in Decommissioning Trust Fund										389,942
Additional payments										$ 156,193
Murphy Canyon Acquisition Corp [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock price per share																	$ 12.00
Share issued price per share										$ 10.33
Percentage of deposit in trust account			1.00%
Number of stock redeemed, value										$ 114,068,280
Murphy Canyon Acquisition Corp [Member] | Common Class A [Member] | Public Stockholder [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares on hold			11,037,272
Stock issued			13,979,000
Redemption price per share			$ 10.33
Murphy Canyon Acquisition Corp [Member] | Business Combination Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued				$ 650,000,000
Share issued price per share				$ 10.00
Murphy Canyon Acquisition Corp [Member] | Subscription Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of private placement units, net of offering costs	2,000,000
Shares issued				$ 27,000,000
Share issued price per share	$ 10.00
Murphy Canyon Acquisition Corp [Member] | Transaction Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination description of transaction										(i) $10.00 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”)				(i) $10.00 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
IPO [Member] | Murphy Canyon Acquisition Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of private placement units, net of offering costs					13,225,000
Proceeds from isssuance					$ 132,250,000
Sale of stock										13,225,000				13,225,000
Sale of stock price per share										$ 10.00				$ 10.00
Net proceeds from sale of equity					$ 139,790,000
Share issued price per share										$ 10.00				$ 10.00
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross proceeds from shares issuance	$ 20,000,000.0
Private Placement [Member] | Murphy Canyon Acquisition Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock					754,000					754,000				754,000
Sale of stock price per share					$ 10.00					$ 10.00				$ 10.00
Gross proceeds from shares issuance					$ 7,540,000
Overfunding of trust account					4,895,000
Operating cash account					2,000,000
Offering costs					2,895,000
Overfunding of the trust account					$ 4,895,000